Goodwill and Intangible Assets - Textual (Details) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) reportable_segment	Dec. 31, 2018 USD ($) reportable_segment	Dec. 31, 2017 USD ($) reportable_segment
Goodwill [Line Items]
Goodwill and other asset impairment	$ 161	$ 6,655	$ 0	$ 63,879	$ 8,599	$ 87,204	$ 5,471
Number of Reporting Units | reportable_segment						3	2
Goodwill, Impairment Loss					4,879	$ 81,707
Goodwill, impaired, accumulated impairment loss		$ 177,304		$ 173,205	$ 177,304	173,205
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					8 years
Amortization Of Intangible Assets, Finite Lived					$ 11,828	$ 17,290	$ 17,125
Customer Relationships
Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					7 years
Other Intangible Assets
Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					9 years
Integrated Networks - Group A
Goodwill [Line Items]
Number of Reporting Units | reportable_segment					1
Integrated Networks - Group B
Goodwill [Line Items]
Number of Reporting Units | reportable_segment						1	1
Impairment of Intangible Assets (Excluding Goodwill)						$ 3,180
Media & Data Network
Goodwill [Line Items]
Number of Reporting Units | reportable_segment						1	1